UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

1.804870.107

HIM-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Alabama - 0.2%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 1,500,000	$ 1,533,630
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,085,100
		2,618,730
Arizona - 3.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,117,050
5.25% 10/1/20 (FSA Insured)	1,600,000	1,767,312
5.25% 10/1/21 (FSA Insured)	850,000	927,639
5.25% 10/1/26 (FSA Insured)	500,000	519,805
5.25% 10/1/28 (FSA Insured)	1,600,000	1,649,120
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,349,657
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,331,976
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,026,790
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,378,960
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,233,176
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,559,677
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	3,000,000	3,128,760
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,700,000	1,703,485
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	995,590
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (e)	2,000,000	2,134,900
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,433,846
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,066,560
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	3,640,800
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	985,170
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.: - continued
5.25% 12/1/22	$ 1,500,000	$ 1,484,760
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	505,000	493,234
		33,928,267
California - 16.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,661,856
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI, 5% 12/1/16 (c)	3,400,000	4,017,406
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	5,797,300
California Econ. Recovery:
Series 2009 A, 5.25% 7/1/14	585,000	659,939
Series A, 5% 7/1/18	1,400,000	1,642,186
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,078
5% 11/1/24	2,400,000	2,521,848
5% 6/1/27 (AMBAC Insured)	600,000	617,922
5% 9/1/27	1,410,000	1,446,138
5% 3/1/31	1,800,000	1,814,562
5% 9/1/31	1,500,000	1,513,320
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	851,811
5% 9/1/32	1,600,000	1,610,624
5% 9/1/33	1,800,000	1,805,526
5% 9/1/35	580,000	571,984
5.125% 11/1/24	600,000	624,264
5.25% 2/1/16	1,000,000	1,073,820
5.25% 2/1/24	1,000,000	1,039,300
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	509,490
5.25% 2/1/28	1,200,000	1,228,944
5.25% 2/1/33	2,000,000	2,010,540
5.25% 12/1/33	20,000	20,192
5.25% 3/1/38	2,600,000	2,656,394
5.25% 11/1/40	700,000	706,580
5.5% 8/1/27	2,100,000	2,273,229
5.5% 8/1/29	2,800,000	2,997,624
5.5% 8/1/30	2,000,000	2,117,640
5.5% 11/1/33	5,400,000	5,469,930
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 3/1/40	$ 1,000,000	$ 1,040,150
5.6% 3/1/36	400,000	418,260
6% 3/1/33	4,250,000	4,689,790
6% 4/1/38	5,300,000	5,720,926
6% 11/1/39	11,700,000	12,596,103
6.5% 4/1/33	3,850,000	4,362,666
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	825,000	879,170
Series 2009 E, 5.625% 7/1/25	2,000,000	2,125,040
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	994,383
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (f)	25,000	32,920
6.5% 10/1/38	1,375,000	1,509,021
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,219,740
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,647,200
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (d)	1,055,000	1,143,747
Series 2009 F, 5%, tender 7/1/14 (d)	1,000,000	1,084,120
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(e)	1,000,000	1,056,100
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,006,020
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,698,432
5% 11/1/21	1,760,000	1,822,832
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,013,650
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,024,880
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,783,011
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,482,896
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	$ 2,585,000	$ 2,634,942
Series 2005 H, 5% 6/1/18	1,425,000	1,510,856
Series 2009 G1, 5.75% 10/1/30	600,000	616,452
Series 2009 I:
6.125% 11/1/29	400,000	427,276
6.375% 11/1/34	1,000,000	1,063,400
Series 2010 A, 5.75% 3/1/30	1,000,000	1,028,570
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,611,310
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,006,730
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	6,900,000	7,431,783
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,259,388
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,317,958
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	569,513
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,916
5.75% 1/15/40	600,000	531,396
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	4,548,686
5% 6/1/45	1,000,000	882,820
Series 2007 A1, 5% 6/1/33	400,000	285,016
5% 6/1/45 (FSA Insured)	105,000	92,387
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,101,050
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,324,840
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	314,628
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	4,000,320
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A: - continued
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,300,000	$ 1,300,078
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,149,620
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	944,590
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,064,890
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	1,000,000	1,061,240
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,102,330
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,073,910
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,018,390
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	258,960
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	1,995,000	1,840,308
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	400,000	440,348
6.5% 8/1/27	1,000,000	1,148,590
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	993,850
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,195,172
San Marcos Calif Unified School District Series A, 5% 8/1/38	1,000,000	981,110
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	664,860
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	412,992
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,492,528
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	652,440
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	$ 655,000	$ 669,574
5.5% 5/15/20 (AMBAC Insured)	740,000	753,298
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,787,642
Series 2009 O:
5.25% 5/15/39	500,000	511,500
5.75% 5/15/30	5,985,000	6,590,862
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,045,400
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,075,448
Series A, 5% 7/1/15	1,025,000	1,108,363
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	728,483
		181,668,517
Colorado - 1.4%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100) (f)	1,810,000	2,004,376
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (f)	1,200,000	918,456
0% 7/15/22 (Escrowed to Maturity) (f)	2,800,000	1,923,208
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	888,647
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	1,913,380
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	160,000	123,600
Series A, 5% 7/1/14	570,000	564,209
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,394,058
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	1,200,000	1,062,180
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 875,505
Series 2010 A, 0% 9/1/41	2,000,000	226,800
Series 2010 C, 5.25% 9/1/25	1,000,000	949,370
		15,843,789
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,332,340
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	3,320,956
		5,653,296
District Of Columbia - 1.6%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,187,880
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	1,934,698
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,769,808
Series B, 4.75% 6/1/32	500,000	473,985
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,674,176
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	734,880
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,372,768
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,240,450
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	706,097
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,871,310
		17,966,052
Florida - 6.2%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,016,830
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,114,450
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,575,615
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	$ 1,500,000	$ 1,635,960
5% 6/1/17 (FSA Insured)	1,000,000	1,089,970
Series 2011 A1, 5% 6/1/20	1,000,000	1,027,960
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,500,000	2,548,750
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	617,376
Florida Board of Ed. Series 2000 B, 5.5% 6/1/16 (Pre-Refunded to 6/1/12 @ 101) (f)	1,000,000	1,054,230
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 D, 5% 6/1/37	1,790,000	1,828,270
Series 2006 E, 5% 6/1/35	700,000	721,903
Series 2010 B, 5.125% 6/1/40	7,500,000	7,821,225
Series A, 5.5% 6/1/38	400,000	426,120
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,091,040
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	551,280
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,400,000	1,248,436
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	1,002,740
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	507,863
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (f)	70,000	81,486
Series 2006 G:
5% 11/15/16	95,000	108,911
5% 11/15/16 (Escrowed to Maturity) (f)	5,000	5,916
5.125% 11/15/18	965,000	1,070,928
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (f)	35,000	41,636
Series 2008 B, 6% 11/15/37	2,000,000	2,081,820
Series B:
5% 11/15/14	875,000	973,630
5% 11/15/14 (Escrowed to Maturity) (f)	125,000	141,716
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,457,032
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A: - continued
5% 7/1/19	$ 2,230,000	$ 2,346,295
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (f)	1,000,000	1,388,510
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (f)	535,000	662,838
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,026,150
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,006,580
Series 2009 B, 5% 10/1/18	4,790,000	5,112,894
Series Three 2010 D, 5% 10/1/38	1,600,000	1,617,840
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,501,500
Series 2010 A1, 5.5% 10/1/30	1,000,000	1,038,550
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,300,000	2,258,692
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	1,934,620
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,144,920
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,598,040
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,091,222
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	984,920
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,100,000	1,140,293
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	527,175
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,393,840
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18 (c)	1,400,000	1,641,164
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,303,708
		69,562,844
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 2.3%
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	$ 1,000,000	$ 1,058,090
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,344,040
6.25% 11/1/39	3,500,000	3,736,285
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,259,708
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (f)	1,100,000	793,309
Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,800,000	1,298,142
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	956,840
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,550,125
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,549,699
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,531,750
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,700,000	1,947,213
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,310,000	1,649,086
		25,674,287
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,250,000	1,384,738
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,597,210
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,291,476
		2,888,686
Illinois - 10.9%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,092,546
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	736,900
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,125,000	$ 5,310,743
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,041,619
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,096
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,582,877
Series A:
5% 1/1/42 (AMBAC Insured)	25,000	23,337
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	255,138
Series C, 5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	525,026
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,041,430
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,405,000	1,361,445
Series 2011 C, 6.5% 1/1/41	2,300,000	2,527,355
Series A, 5.5% 1/1/16 (AMBAC Insured) (e)	305,000	305,845
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/37	1,300,000	1,327,040
Series A, 5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	155,383
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,432,746
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,079,420
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,107,524
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	306,315
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,089,200
Series 2010 A, 5.25% 11/15/33	3,250,000	3,350,913
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,388,099
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	293,845
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	$ 1,150,000	$ 1,227,384
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,567,136
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,077,540
(Alexian Brothers Health Sys. Proj.):
Series 2008:
5% 1/1/20 (FSA Insured)	1,600,000	1,721,312
5.5% 2/15/38	1,000,000	951,810
Series 2010:
5% 2/15/22	1,000,000	987,900
5.25% 2/15/30	2,600,000	2,478,554
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,215,432
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,318,278
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,244,191
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,401,752
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,863,292
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,433,446
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	5,131,550
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,600,000	2,617,290
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,579,020
Series 2009 D, 6.625% 11/1/39	1,445,000	1,527,582
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,928,120
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	1,400,000	1,298,024
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,116,643
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,212,320
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,100,000	1,149,577
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,134,550
Series 2006:
5% 1/1/19	1,000,000	1,092,370
5.5% 1/1/31	1,000,000	1,015,500
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,338,623
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,101,260
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,933,540
5.25% 5/15/32 (FSA Insured)	360,000	348,037
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,035,850
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	600,000	568,296
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	3,064,554
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,385,780
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	781,230
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,307,702
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (f)	235,000	217,474
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	637,214
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,131,500
Lake County Forest Preservation District Series 2007 A, 0.516% 12/15/13 (d)	885,000	870,433
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,917,006
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,675,000	2,272,386
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	530,750
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,300,000	$ 3,325,839
Series 2010 B1, 0% 6/15/44	3,900,000	479,505
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	2,618,221
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	658,829
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,476,866
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	202,820
Series 2010 B1, 0% 6/15/43 (FSA Insured)	4,810,000	632,275
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	60,904
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,038,120
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,067,580
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,379,506
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,058,272
Series 2009 A, 5.75% 4/1/38	2,940,000	3,037,138
Series 2010 A:
5% 4/1/25	1,000,000	1,037,660
5.25% 4/1/30	1,000,000	1,030,800
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity) (f)	540,000	525,172
0% 11/1/14 (FSA Insured)	460,000	421,664
0% 11/1/16 (Escrowed to Maturity) (f)	275,000	255,731
0% 11/1/16 (FSA Insured)	825,000	688,025
0% 11/1/19 (Escrowed to Maturity) (f)	790,000	641,061
0% 11/1/19 (FSA Insured)	5,085,000	3,458,614
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	916,120
		122,387,772
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 2.4%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,790,000	$ 2,008,416
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,351,829
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,003,230
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,029,480
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	2,000,000	2,218,820
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A5, 5%, tender 8/1/13 (d)	3,800,000	4,104,114
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	846,020
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (e)	1,000,000	1,098,510
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,111,910
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,042,376
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (e)	2,000,000	2,029,740
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	709,922
5% 7/1/35	500,000	517,475
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	2,918,955
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	749,882
		26,740,679
Municipal Bonds - continued
	Principal Amount	Value
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	$ 70,000	$ 65,991
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,231,536
		1,297,527
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,003,417
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	377,562
5.25% 11/15/16	955,000	1,056,507
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,093,400
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,014,510
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	315,870
5% 11/15/17	500,000	561,425
		6,422,691
Kentucky - 1.2%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,392,100
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,020,110
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	979,910
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,616,275
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	3,505,000	3,513,342
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,257,169
		13,778,906
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,871,203
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	$ 1,600,000	$ 1,640,448
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,018,360
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (e)	1,570,000	1,676,305
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,025,570
0% 9/1/15 (AMBAC Insured)	700,000	614,509
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	320,000	320,166
		8,166,561
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,163,448
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,029,830
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,337,154
		3,530,432
Maryland - 0.8%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	522,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	450,000	386,568
(Good Samaritan Hosp. Proj.) Series 1993, 5.75% 7/1/13 (Escrowed to Maturity) (f)	1,665,000	1,774,923
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,073,540
Series 2010, 5.125% 7/1/39	900,000	897,966
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	790,000	849,005
6% 1/1/38	2,800,000	2,902,144
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	986,020
		9,392,566
Massachusetts - 2.2%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,452,556
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series I, 6.75% 1/1/36	$ 1,000,000	$ 1,053,270
Massachusetts Gen. Oblig.:
Series 2007 A, 0.753% 5/1/37 (d)	1,000,000	793,610
Series 2007 C:
5% 8/1/37	4,800,000	4,932,480
5.25% 8/1/24	2,200,000	2,446,774
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	926,160
5.125% 7/1/38	1,000,000	901,030
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	1,000,000	1,068,620
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,404,850
5% 8/15/30	4,500,000	4,703,535
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	674,574
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,009
		24,367,468
Michigan - 2.3%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,757,855
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,144,396
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,155,980
Series 2006, 5% 7/1/36	2,800,000	2,530,472
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,587,851
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,816,362
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,139,110
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,507,550
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,602,880
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	$ 1,000,000	$ 1,134,710
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	500,000	524,110
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,163,844
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	2,004,240
Series 2008 A, 5.75% 5/15/38	1,000,000	1,018,430
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,722,700
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	781,210
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	691,446
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,053,600
		26,336,746
Minnesota - 1.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,706,557
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (f)	3,865,000	4,094,388
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/14 (e)	1,000,000	1,075,400
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,081,660
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,228,832
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,005,796
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,018,370
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,351,322
Series 2003 11, 5.25% 12/1/18	1,000,000	1,073,290
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	$ 1,000,000	$ 1,129,270
Series 2009, 5.75% 7/1/39	1,600,000	1,622,224
		16,387,109
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	862,640
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	1,822,086
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.67% 12/1/17 (d)	1,100,000	914,518
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,390,675
(Immanuel Med. Ctr. Proj.) Series 2010, 5.5% 1/1/30	1,000,000	1,038,110
		3,343,303
Nevada - 0.7%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	1,021,510
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,080,500
5.625% 7/1/32	3,000,000	3,211,290
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,057,550
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,630
		7,426,480
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	1,767,834
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	100,000	101,167
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,046,940
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - continued
New Hampshire Health & Ed. Facilities Auth. Rev.: - continued
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	$ 1,000,000	$ 986,430
New Hampshire Tpk. Sys. Rev. 5% 4/1/20 (c)	1,325,000	1,463,118
		5,365,489
New Jersey - 1.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	817,649
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,037,760
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,071,900
5.25% 3/1/23	2,000,000	2,120,140
5.25% 3/1/25	1,500,000	1,578,225
5.25% 3/1/26	915,000	956,157
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,060,820
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,741,648
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,017,760
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	440,676
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,031,250
		12,873,985
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,222,640
New York - 9.7%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,500,000	1,642,125
5.75% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (f)	1,200,000	1,249,980
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.): - continued
Series 2004:
5.75% 5/1/17 (FSA Insured)	$ 1,600,000	$ 1,757,152
5.75% 5/1/25 (FSA Insured)	600,000	633,066
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,841,680
5% 2/15/47	1,200,000	1,105,008
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,463,336
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,080,910
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (f)	880,000	962,491
Series 2005 G, 5% 8/1/15	1,000,000	1,150,310
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,613,940
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,244,440
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	3,900,000	4,438,044
Series 2009 I-1, 5.625% 4/1/29	600,000	656,298
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	504,125
Series 2003 A, 5.125% 6/15/34	2,000,000	2,016,500
Series 2003 E, 5% 6/15/34	1,600,000	1,624,400
Series 2005 D:
5% 6/15/37	400,000	407,572
5% 6/15/38	1,300,000	1,323,686
5% 6/15/39	500,000	508,935
Series 2007 DD, 4.75% 6/15/35	1,400,000	1,404,900
Series 2009 A, 5.75% 6/15/40	2,300,000	2,517,787
Series 2009 CC, 5% 6/15/34	2,100,000	2,156,322
Series 2009 EE, 5.25% 6/15/40	2,100,000	2,196,180
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,186,510
Series 2011 EE, 5.375% 6/15/43	1,900,000	2,009,440
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,063,380
Series 2009 S3, 5.25% 1/15/34	4,000,000	4,141,920
Series 2009 S4:
5.5% 1/15/39	850,000	884,179
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S4:
5.75% 1/15/39	$ 1,600,000	$ 1,694,224
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,012,090
6% 11/1/28 (b)	2,075,000	2,102,618
Series 2004 B, 5% 8/1/32	1,300,000	1,318,200
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,015,210
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,008,410
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,493,864
Series 2008 B, 5.75% 3/15/36	3,400,000	3,717,152
Series 2009 A, 5% 2/15/34	1,100,000	1,142,625
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	850,000	903,448
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,092,430
Series 2007 B, 5.25% 7/1/24	200,000	210,456
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,550
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,197,050
Series 2009 B, 5% 11/15/34	1,200,000	1,225,212
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,190,320
Series 2008 A, 5.25% 11/15/36	3,700,000	3,741,107
Series 2008 C, 6.5% 11/15/28	1,000,000	1,157,220
Series 2010 D, 5.25% 11/15/40	1,400,000	1,420,440
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,574,100
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,698,464
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,637,310
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,211,914
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	$ 930,000	$ 968,223
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,063,970
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,506,131
Series 2003B 1C:
5.5% 6/1/18	2,800,000	2,898,588
5.5% 6/1/19	1,600,000	1,719,744
5.5% 6/1/21	5,000,000	5,342,250
5.5% 6/1/22	1,500,000	1,599,585
Series 2011:
5% 6/1/17	2,300,000	2,646,288
5% 6/1/17	2,200,000	2,531,232
		108,874,041
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	500,000	501,365
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,400,000	1,464,176
		1,965,541
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,010,540
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (e)	1,000,000	1,046,530
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,315,791
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,196,964
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	355,344
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	1,800,000	1,867,608
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,078,730
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,083,590
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	$ 1,600,000	$ 1,607,920
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,028,630
Series 2010 B, 5% 1/1/20	1,300,000	1,482,650
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	1,750,000	1,817,690
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,429,432
		16,321,419
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	736,883
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,269,249
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,273,973
		4,280,105
Ohio - 0.7%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,509,200
Series A-2:
5.875% 6/1/47	400,000	295,028
6.5% 6/1/47	1,000,000	807,050
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	930,210
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,331,004
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	1,500,000	1,687,380
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,410,682
		7,970,554
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,835,363
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	$ 1,000,000	$ 1,069,310
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,137,175
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,673,625
		7,715,473
Oregon - 0.5%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,216,236
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	572,260
5.75% 8/1/26	1,000,000	1,139,190
5.75% 8/1/28	500,000	564,630
5.75% 8/1/29	500,000	562,985
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,212,210
		5,267,511
Pennsylvania - 1.8%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	971,916
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,128,182
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,346,863
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,624,013
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	817,040
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	476,400
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,136,917
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	2,009,420
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,525,035
Series 2009 D, 5.5% 12/1/41	2,400,000	2,415,720
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	$ 500,000	$ 517,920
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	147,240
Ninth Series, 5.25% 8/1/40	800,000	784,816
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	653,358
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	206,718
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,177,450
		19,939,008
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	2,500,000	2,596,050
Series 2006 C, 5.25% 1/1/15 (e)	1,000,000	1,036,550
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	645,306
5.75%, tender 7/1/17 (d)	1,100,000	1,197,383
Series N, 5.5% 7/1/22	1,100,000	1,132,329
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,800,000	403,956
Series 2009 A, 6% 8/1/42	1,400,000	1,462,258
		8,473,832
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,069,210
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	2,200,000	2,347,004
		3,416,214
South Carolina - 1.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,966,300
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,066,300
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,126,366
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	$ 300,000	$ 292,665
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,044,680
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,126,150
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,051,600
		13,674,061
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,046,030
5% 12/15/15	1,500,000	1,602,225
5% 12/15/16	1,500,000	1,554,855
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,031,690
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	1,400,000	1,436,750
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,880,196
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (e)	1,600,000	1,703,104
		10,254,850
Texas - 12.9%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,234,992
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,147,840
Austin Elec. Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,273,688
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,189,250
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	306,975
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	911,853
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,554,425
Series 2008A, 5.25% 2/1/23	2,240,000	2,517,133
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	$ 1,000,000	$ 1,172,870
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,086,080
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,303,596
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	3,785,000	3,910,170
5.25% 12/1/38	5,600,000	5,823,888
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (e)	2,500,000	2,579,825
Series 2009 A, 5% 11/1/24	1,000,000	1,042,020
Series A:
5% 11/1/42	3,000,000	2,967,000
5.25% 11/1/12 (e)	1,000,000	1,049,220
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	347,889
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100) (f)	1,280,000	1,360,538
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,521,470
Fort Bend Independent School District Series 2009, 5% 2/15/34	2,500,000	2,673,825
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,362,372
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,410
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (d)(e)	1,500,000	1,544,355
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,216,925
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,198,240
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	617,750
5.25% 10/1/24	370,000	397,228
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100) (f)	230,000	261,804
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,328,172
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	$ 1,000,000	$ 1,049,100
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (e)	1,250,000	1,259,663
Series A, 5.625% 7/1/19 (FSA Insured) (e)	1,000,000	1,028,960
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	1,300,000	1,361,061
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,568,777
0% 8/15/13	1,300,000	1,283,737
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	893,770
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,963,836
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	2,009,528
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	996,740
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	740,544
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,045,020
Lewisville Independent School District 0% 8/15/19	2,340,000	1,845,090
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,148,686
Longview Independent School District 5% 2/15/37	1,000,000	1,035,430
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,300,000	1,341,249
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	702,555
Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,053,920
Mansfield Independent School District 5.5% 2/15/17	25,000	25,668
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,283,259
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,005,090
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,131,790
Series 2008 A, 6% 1/1/24	2,000,000	2,193,360
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	924,297
Series 2009 A, 6.25% 1/1/39	1,800,000	1,880,046
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2011 A, 6% 9/1/41	$ 1,000,000	$ 1,105,050
Northwest Texas Independent School District 5.5% 8/15/21	170,000	179,736
Port Houston Auth. Harris County Series 2010 D2, 5% 10/1/39	1,900,000	1,939,083
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	428,916
5.375% 8/15/37	2,000,000	2,125,160
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (e)	1,635,000	1,801,296
5.25% 7/1/18 (FSA Insured) (e)	2,505,000	2,694,228
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	1,000,000	1,102,330
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,366,838
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,641,647
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010:
5% 10/1/35	400,000	410,624
5% 10/1/41	1,800,000	1,839,708
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,288,255
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,213,938
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,278,497
Texas Gen. Oblig. (Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	1,500,000	1,510,425
Series 2008, 4.75% 4/1/37	2,900,000	2,932,828
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,697,603
0% 9/1/11 (Escrowed to Maturity) (f)	50,000	49,985
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,014,255
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,601,046
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,275,840
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Private Activity Bond Surface Trans. Corp.: - continued
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	$ 1,400,000	$ 1,477,994
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	4,100,000	4,059,410
5.75% 8/15/38 (AMBAC Insured)	2,175,000	2,178,828
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,137,400
5% 4/1/23	1,500,000	1,670,775
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,780,976
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000,000	1,050,400
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,843,012
5.5% 2/15/37	2,100,000	2,217,705
White Settlement Independent School District:
5.75% 8/15/34	115,000	117,344
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100) (f)	1,325,000	1,401,585
		145,155,696
Utah - 0.2%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,000,000	1,062,490
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,247,556
		2,310,046
Vermont - 0.5%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	401,504
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,013,120
Municipal Bonds - continued
	Principal Amount	Value
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	$ 2,600,000	$ 2,681,796
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,013,730
		5,110,150
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	4,000,000	4,290,640
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	400,000	403,716
		4,694,356
Washington - 5.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	830,620
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/21 (c)	4,000,000	4,384,080
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,950,000	2,027,571
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,074,120
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,026,240
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,047,810
5% 1/1/35	2,000,000	2,031,840
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,809,100
Series 2008, 5.75% 1/1/43	3,600,000	3,841,848
Series 2009, 5.25% 1/1/42	1,000,000	1,035,940
Series 2010, 5% 1/1/50	1,300,000	1,295,528
Spokane County School District #81 5.25% 12/1/18 (Pre-Refunded to 6/1/13 @ 100) (f)	1,000,000	1,088,230
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,089,930
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,052,110
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity) (f)	$ 1,200,000	$ 982,032
Series S5, 0% 1/1/18	2,230,000	1,884,863
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,249,240
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,043,300
Series 2010 A, 5% 8/15/18	2,295,000	2,463,545
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Pre-Refunded to 10/1/11 @ 100) (f)	3,000,000	3,025,830
Series 2006 D, 5.25% 10/1/33	1,000,000	1,030,090
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,455,090
5.7% 7/1/38	2,270,000	2,227,006
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	16,743,345
		59,739,308
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,014,590
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (f)	345,000	361,750
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	400,000	420,244
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	340,990
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	66,489
5.5% 3/1/17 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (f)	1,095,000	1,121,565
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	500,000	469,095
5.75% 7/1/30	500,000	502,740
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	932,640
Series B, 6% 2/15/25	1,500,000	1,504,950
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	$ 500,000	$ 499,960
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	855,000	884,865
		7,105,288
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,734,697
TOTAL MUNICIPAL BONDS (Cost $1,055,352,254)		1,084,931,026
Municipal Notes - 0.1%
	Shares
Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $1,500,000)	1,500,000	1,509,420
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $1,056,852,254)		1,086,440,446
NET OTHER ASSETS (LIABILITIES) - 3.2%		36,250,655
NET ASSETS - 100%		$ 1,122,691,101
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 6,767
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,056,532,708. Net unrealized appreciation aggregated $29,907,738, of which $38,753,872 related to appreciated investment securities and $8,846,134 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2011